ACQUISITION OF WILD STREAK LLC	12 Months Ended
Dec. 31, 2023
Wild Streak LLC
ACQUISITION OF WILD STREAK LLC
ACQUISITION OF WILD STREAK LLC
5	ACQUISITION OF WILD STREAK LLC

On June 2, 2021, the Company announced that it had acquired Wild Streak LLC ("Wild Streak").

The Company signed a purchase agreement to acquire all of the outstanding membership interests of Wild Streak in a cash and stock transaction for an undiscounted purchase price of EUR 24,680 (USD 30,075). Pursuant to the transaction, the sellers of Wild Streak received EUR 8,268 (USD 10,075) in cash at closing and should receive EUR 16,412 (USD 20,000) worth of common shares of the Company over the next three years, subject to acceleration in the event of a change of control. The fair value of the share consideration is determined using a put option pricing model with volatility of 57.5%, annual dividend rate of 0%, and time to maturity of 1-3 years.

The fair value allocations which follow are based on the purchase price allocations conducted by management.

Balances
Purchase price:
Cash	8,206
Shares to be issued	13,746
Deferred consideration	62
Total purchase price	22,014

Fair value of assets acquired, and liabilities assumed:
Cash and cash equivalents	124
Accounts receivable	408
Trade payables and other liabilities	(87)
Net assets acquired and liabilities assumed	445

Fair value of intangible assets:
Brands	311
Customer relationships	10,857
Intellectual property	5,611
Goodwill	4,790

In the year ended December 31, 2023, the Company issued 393,111 common shares of the Company as deferred consideration upon the second anniversary of the acquisition of Wild Streak. Subsequently a transfer of EUR 3,491 from shares to be issued to share capital was recorded in the consolidated statements of changes in equity.

In the year ended December 31, 2022, the Company issued 761,754 common shares of the Company as deferred consideration upon the first anniversary of the acquisition of Wild Streak. Subsequently a transfer of EUR 6,764 from shares to be issued to share capital was recorded in the consolidated statements of changes in equity.